Deutsche Bank's Transformation - Deutsche Banks Transformation (Detail: Text Values) - EUR (€)	3 Months Ended	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020
Software impairments [Abstract]
Impairment from reassessment	€ 16,000,000	€ 33,000,000
Amortization on Equities software	47,000,000	94,000,000
Impairment of Right-of-Use assets and other related impacts	11,000,000	18,000,000
Deferred tax asset adjustments	30,000,000	35,000,000
Restructuring Expenses	€ 123,000,000	€ 197,000,000
Impacted FTE	149	401
Severance payments	€ 62,000,000	€ 76,000,000
Service contract provisions for external vendors	€ 22,000,000	€ 34,000,000